Prepayments and other current assets -Summary of prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Prepayments to suppliers	¥ 144,083	$ 19,740	¥ 141,585
Interest income receivable	381	52	603
Prepayment for advertising expenses	1,395	191	1,014
Loan receivables (a)	19,498	2,671	25,130
Value-added tax receivables	38,869	5,325	46,269
Receivables from employees	752	103	9,515
Refunds due from vendors	6,244	856
Others	17,535	2,402	11,967
Total	235,443	32,256	234,189
Employees
Receivables from employees	¥ 7,438	$ 1,019	¥ 7,621